Other Long-Term Financial Assets	12 Months Ended
Dec. 31, 2024
Other Long-Term Financial Assets [Abstract]
OTHER LONG-TERM FINANCIAL ASSETS	14. OTHER LONG-TERM FINANCIAL ASSETS
As at December 31,	2024	2023
Deferred receivables	$8,708	$5,635
Security deposits	1,059	998
Other long-term financial assets	$9,767	$6,633